Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Baillie Gifford Funds
Entity Central Index Key	0001120543
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000228389
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Class K
Trading Symbol	BGCDX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$42	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%	[1]
AssetsNet	$ 2,745,105
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,745,105
  Total number of portfolio holdings57
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	20.7%
Semiconductors	10.0%
Auto Parts & Equipment	9.0%
Banks	5.7%
Chemicals	4.9%
Insurance	3.7%
Computers	3.4%
Home Furnishings	3.3%
Electronics	3.2%
Beverages	3.2%
Telecommunications	2.8%
Retail	2.7%
Mining	2.5%
Other sectors	23.0%
Other assets less liabilities	1.9%
Total	100.0%

C000228388
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Institutional Class
Trading Symbol	BGCBX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[2]
AssetsNet	$ 2,745,105
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,745,105
  Total number of portfolio holdings57
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate17%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	20.7%
Semiconductors	10.0%
Auto Parts & Equipment	9.0%
Banks	5.7%
Chemicals	4.9%
Insurance	3.7%
Computers	3.4%
Home Furnishings	3.3%
Electronics	3.2%
Beverages	3.2%
Telecommunications	2.8%
Retail	2.7%
Mining	2.5%
Other sectors	23.0%
Other assets less liabilities	1.9%
Total	100.0%

C000018471
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 2
Trading Symbol	BGEHX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$43	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.76%	[3]
AssetsNet	$ 8,860,589,262
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 20,514,209
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

C000157006
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 4
Trading Symbol	BGEPX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$38	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 8,860,589,262
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 20,514,209
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

C000018472
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 5
Trading Symbol	BGEDX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$35	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.61%	[5]
AssetsNet	$ 8,860,589,262
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 20,514,209
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

C000186027
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class K
Trading Symbol	BGKEX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$43	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.76%	[6]
AssetsNet	$ 8,860,589,262
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 20,514,209
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

C000186026
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Institutional Class
Trading Symbol	BGEGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.84%	[7]
AssetsNet	$ 8,860,589,262
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 20,514,209
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,860,589,262
  Total number of portfolio holdings85
  Total advisory fees paid$20,514,209
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	39.9%
Internet	12.4%
Banks	7.0%
Oil & Gas	4.7%
Investment Companies	4.3%
Mining	3.8%
Telecommunications	2.9%
Diversified Financial Services	2.2%
Insurance	1.9%
Auto Parts & Equipment	1.8%
Retail	1.7%
Electronics	1.7%
Home Furnishings	1.6%
Other sectors	13.1%
Other assets less liabilities	1.0%
Total	100.0%

C000233007
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Class K
Trading Symbol	BGEZX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$53	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.87%	[8]
AssetsNet	$ 2,058,442
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,058,442
  Total number of portfolio holdings71
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	43.1%
Internet	7.6%
Banks	7.2%
Investment Companies	6.4%
Oil & Gas	4.8%
Telecommunications	3.9%
Mining	3.3%
Diversified Financial Services	2.8%
Miscellaneous Manufacturing	2.4%
Retail	1.8%
Computers	1.4%
Electric	1.4%
Real Estate	1.3%
Other sectors	10.9%
Other assets less liabilities	1.7%
Total	100.0%

C000233008
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	BGEWX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.87%	[9]
AssetsNet	$ 2,058,442
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,058,442
  Total number of portfolio holdings71
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	43.1%
Internet	7.6%
Banks	7.2%
Investment Companies	6.4%
Oil & Gas	4.8%
Telecommunications	3.9%
Mining	3.3%
Diversified Financial Services	2.8%
Miscellaneous Manufacturing	2.4%
Retail	1.8%
Computers	1.4%
Electric	1.4%
Real Estate	1.3%
Other sectors	10.9%
Other assets less liabilities	1.7%
Total	100.0%

C000078432
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 2
Trading Symbol	BGATX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[10]
AssetsNet	$ 344,294,214
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 845,100
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$344,294,214
  Total number of portfolio holdings92
  Total advisory fees paid$845,100
  Portfolio turnover rate25%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	20.5%
Internet	18.6%
Software	5.9%
Retail	4.6%
Banks	4.0%
Building Materials	3.7%
Commercial Services	3.5%
Diversified Financial Services	3.4%
Healthcare - Services	3.3%
Oil & Gas	3.0%
Biotechnology	2.1%
Machinery - Diversified	2.0%
Metal Fabricate/Hardware	1.6%
Other sectors	22.3%
Other assets less liabilities	1.5%
Total	100.0%

C000186034
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class K
Trading Symbol	BGAKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[11]
AssetsNet	$ 344,294,214
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 845,100
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$344,294,214
  Total number of portfolio holdings92
  Total advisory fees paid$845,100
  Portfolio turnover rate25%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	20.5%
Internet	18.6%
Software	5.9%
Retail	4.6%
Banks	4.0%
Building Materials	3.7%
Commercial Services	3.5%
Diversified Financial Services	3.4%
Healthcare - Services	3.3%
Oil & Gas	3.0%
Biotechnology	2.1%
Machinery - Diversified	2.0%
Metal Fabricate/Hardware	1.6%
Other sectors	22.3%
Other assets less liabilities	1.5%
Total	100.0%

C000186035
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Institutional Class
Trading Symbol	BGASX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[12]
AssetsNet	$ 344,294,214
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 845,100
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$344,294,214
  Total number of portfolio holdings92
  Total advisory fees paid$845,100
  Portfolio turnover rate25%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	20.5%
Internet	18.6%
Software	5.9%
Retail	4.6%
Banks	4.0%
Building Materials	3.7%
Commercial Services	3.5%
Diversified Financial Services	3.4%
Healthcare - Services	3.3%
Oil & Gas	3.0%
Biotechnology	2.1%
Machinery - Diversified	2.0%
Metal Fabricate/Hardware	1.6%
Other sectors	22.3%
Other assets less liabilities	1.5%
Total	100.0%

C000034445
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 2
Trading Symbol	BGITX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[13]
AssetsNet	$ 1,721,574,530
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,477,629
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

C000034446
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 3
Trading Symbol	BGIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[14]
AssetsNet	$ 1,721,574,530
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,477,629
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

C000186029
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class K
Trading Symbol	BGIKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[15]
AssetsNet	$ 1,721,574,530
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,477,629
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

C000186028
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Institutional Class
Trading Symbol	BINSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[16]
AssetsNet	$ 1,721,574,530
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,477,629
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,721,574,530
  Total number of portfolio holdings82
  Total advisory fees paid$3,477,629
  Portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.0%
Internet	9.2%
Banks	9.0%
Insurance	5.0%
Commercial Services	4.7%
Mining	4.2%
Diversified Financial Services	3.9%
Machinery - Diversified	3.7%
Home Furnishings	3.5%
Building Materials	3.3%
Pharmaceuticals	3.1%
Food	2.7%
Software	2.6%
Other sectors	20.0%
Other assets less liabilities	3.1%
Total	100.0%

C000034448
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 2
Trading Symbol	BGETX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[17]
AssetsNet	$ 2,966,963,830
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,223,564
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

C000034449
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 3
Trading Symbol	BGEUX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[18]
AssetsNet	$ 2,966,963,830
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,223,564
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

C000078439
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 4
Trading Symbol	BGEFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[19]
AssetsNet	$ 2,966,963,830
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,223,564
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

C000116267
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 5
Trading Symbol	BGEVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[20]
AssetsNet	$ 2,966,963,830
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,223,564
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

C000186031
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class K
Trading Symbol	BGEKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[21]
AssetsNet	$ 2,966,963,830
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,223,564
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

C000186030
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Institutional Class
Trading Symbol	BGESX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[22]
AssetsNet	$ 2,966,963,830
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,223,564
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,966,963,830
  Total number of portfolio holdings63
  Total advisory fees paid$5,223,564
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Semiconductors	22.3%
Internet	16.7%
Machinery - Diversified	5.9%
Banks	5.1%
Commercial Services	4.8%
Pharmaceuticals	4.4%
Cosmetics/Personal Care	4.2%
Biotechnology	4.2%
Software	3.6%
Auto Manufacturers	3.6%
Transportation	3.3%
Healthcare - Services	2.4%
Insurance	2.3%
Other sectors	16.5%
Other assets less liabilities	0.7%
Total	100.0%

C000186037
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Class K
Trading Symbol	BGGKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[23]
AssetsNet	$ 8,697,693
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,697,693
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	32.2%
Software	12.6%
Semiconductors	10.5%
Healthcare - Products	7.3%
Biotechnology	6.6%
Commercial Services	3.9%
Auto Manufacturers	2.5%
Healthcare - Services	2.5%
Diversified Financial Services	2.0%
Home Furnishings	1.9%
Distribution/Wholesale	1.8%
Media	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	11.0%
Other assets less liabilities	1.9%
Total	100.0%

C000186036
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Institutional Class
Trading Symbol	BGGSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%	[24]
AssetsNet	$ 8,697,693
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$8,697,693
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of June 30, 2026

The following table shows the industry sector allocation of the Fund.

Table Summary
Sectors	% of Net Assets
Internet	32.2%
Software	12.6%
Semiconductors	10.5%
Healthcare - Products	7.3%
Biotechnology	6.6%
Commercial Services	3.9%
Auto Manufacturers	2.5%
Healthcare - Services	2.5%
Diversified Financial Services	2.0%
Home Furnishings	1.9%
Distribution/Wholesale	1.8%
Media	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	11.0%
Other assets less liabilities	1.9%
Total	100.0%

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